Vanguard Total World Stock Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE Global All Cap Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.41%	11.10%	11.82%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	22.43%	11.00%	11.77%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.77%	10.39%	11.15%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.53%	8.57%	9.56%